Borrowings - Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
LONG TERM DEBT [Abstract]
Senior Notes	$ 375,000	$ 290,000
Loan for Nazira	459	528
Total borrowings	375,459	290,528
Plus: unamortized premium	0	3,156
Less: current portion	(69)	(69)
Total long-term borrowings	$ 375,390	$ 293,615